TAXES	6 Months Ended
Jun. 30, 2023
TAXES
TAXES

NOTE 14 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company, Aiways Automobile, and Aiways Merger Sub are not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

BVI

Yi Xin BVI and Wanwang are incorporated in the BVI as an offshore holding company and are not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Boya Hong Kong and Wan Zhong are incorporated in Hong Kong and are subject to profit taxes in Hong Kong at a rate of 16.5%. However, Boya Hong Kong and Wan Zhong did not generate any assessable profits arising in or derived from Hong Kong for the six months ended June 30, 2023 and 2022, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

China Liberal Beijing was approved as a HNTE and is entitled to a reduced income tax rate of 15% and can claim additional tax deductions for certain expenses (“Preferential Tax Treatment”) beginning December 2016, which is valid for three years. In December 2019, China Liberal Beijing successfully renewed its HNTE Certificate with local government and has since continued to enjoy the reduced income tax rate of 15% for another three years until December 2022. In December 2022, China Liberal Beijing renewed its HNTE Certificate again, which is valid for another three years until December 2025. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. Other subsidiaries in the PRC are subject to a standard 25% income tax rate.

The corporate income taxes of China Liberal Beijing for fiscal years 2021 and 2020 were reported at the Preferential Tax Treatment as a result of China Liberal Beijing being approved as a HNTE. The corporate income taxes of Oriental Wisdom for the fiscal year 2022 was also reported at the Preferential Tax Treatment due to its status as an HNTE. The corporate income taxes for fiscal year 2021 were reported at a blended reduced rate as a result of China Liberal Beijing being approved as a HNTE and enjoying a 15% reduced income tax rate, while China Liberal Fujian is subject to a standard 25% income tax rate. The impact of the Preferential Tax Treatment noted above decreased corporate income taxes by $0.2 million and $0.4 million for the six months ended June 30, 2023 and 2022, respectively. The benefit of the Preferential Tax Treatment on net income per share (basic and diluted) was $0.01 and $0.03 for the six months ended June 30, 2023 and 2022, respectively.

The components of the income tax provision are as follows:

	June 30,	June 30,
	2023	2022
	(unaudited)	(unaudited)
Current tax provision
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	1,966	42
Total current tax provision	$1,966	$42
Deferred tax provision
Cayman	-	-
BVI	-	-
Hong Kong	-	-
PRC	-	-
Total deferred tax provision	-	-
Income tax provision	$1,966	$42

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2023 and 2022:

	June 30,	June 30,
	2023	2022
	(unaudited)	(unaudited)
China Income tax statutory rate	25.0%	25.0%
Permanent difference	(3.3)%	-
Effect of PRC preferential tax treatment	(52.8)%	(30.6)%
Non-PRC entities not subject to PRC income tax	31.5%	5.6%
Effective tax rate	0.5%	0.0%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of June 30, 2023, all of the Company’s tax returns for its PRC subsidiaries remained open for statutory examination by PRC tax authorities.